Financial debt - Maturity of long term debt and of short term borrowings and debt (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bank borrowings	€ 27,206	€ 29,689	€ 9,984
Derivatives	10,265	9,876
Accrued interest payable on loans	3,719	316	6
Lease liabilities	6,565	4,510	130
Royalty certificates liabilities	6,327	0	0
Total debt	54,082	44,390	10,119	€ 10,055
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings	2,928	4,474	1,244
Accrued interest payable on loans	82	100
Lease liabilities	2,298	1,277	38
Total debt	5,308	5,851	1,282
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	4,872	4,999	7,484
Accrued interest payable on loans			6
Lease liabilities	4,267	3,233	92
Total debt	9,140	8,232	7,582
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	17,848	17,768	1,256
Derivatives	10,265	9,876
Accrued interest payable on loans	3,636	216
Total debt	31,749	27,860	€ 1,256
More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	1,558	2,448
Royalty certificates liabilities	6,327
Total debt	€ 7,885	€ 2,448